Annual Operating Expenses {- Fidelity® Arizona Municipal Income Fund} - 08.31 Fidelity Arizona Municipal Funds Combo PRO-12 - Fidelity® Arizona Municipal Income Fund - Fidelity Arizona Municipal Income Fund-Default
Oct. 30, 2021
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.55%